Expense Example - Nationwide SP 500 Index Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 3 Years	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Service Class Shares 1 Year	Service Class Shares 3 Years	Service Class Shares 5 Years	Service Class Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 3 Years	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years
USD ($)	637	768	911	1,327	229	403	697	1,534	97	303	525	1,166	20	64	113	255	61	192	335	750	46	144	252	567